Leases - Lease Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Weighted-Average Remaining Lease Term (in years)
Operating leases	7 years 8 months 19 days	8 years 5 months 19 days	8 years 3 months 25 days
Finance leases	4 years 3 months 21 days	4 years 8 months 23 days	5 years 1 month 17 days
Weighted-Average Discount Rate
Operating leases	6.88%	6.71%	7.01%
Finance leases	5.12%	4.98%	5.16%
Operating lease costs	$ 62	$ 71	$ 72
Finance lease costs	11	13	11
Short-term lease costs	13	1	1
Variable lease costs	23	23	23
Finance lease, ROU asset, amortization	10	11	9
Finance lease, interest expense	$ 2	$ 2	$ 2